additional statement of cash flow information - Financing activities (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Dividends paid to holders of Common Shares
Changes in liabilities arising from financing activities
Beginning	$ 299	$ 283	$ 299	$ 284
Redemptions, repayments or payments	(299)	(283)	(598)	(567)
Other	315	293	614	576
Ending	315	293	315	293
Dividends reinvested in shares from Treasury
Changes in liabilities arising from financing activities
Redemptions, repayments or payments	21	23	41	23
Other	(21)	(23)	(41)	(23)
Dividends payable to holders of Common Shares net of dividends reinvested in shares from treasury
Changes in liabilities arising from financing activities
Beginning	299	283	299	284
Redemptions, repayments or payments	(278)	(260)	(557)	(544)
Other	294	270	573	553
Ending	315	293	315	293
Short-term borrowings
Changes in liabilities arising from financing activities
Beginning	100	100	100	100
Issued or received	26		26
Redemptions, repayments or payments	(13)		(19)
Other			6
Ending	113	100	113	100
Long-term debt
Changes in liabilities arising from financing activities
Beginning	14,049	13,715	13,753	12,951
Issued or received	1,279	1,543	3,440	4,061
Redemptions, repayments or payments	(1,147)	(1,611)	(3,042)	(3,360)
Foreign exchange movement (Note 4(i))	9	(8)	19	(11)
Other	18	(31)	38	(33)
Ending	14,208	13,608	14,208	13,608
Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	14,049	13,715	13,753	12,951
Issued or received	2,433	3,157	6,238	6,691
Redemptions, repayments or payments	(2,301)	(3,225)	(5,840)	(5,990)
Foreign exchange movement (Note 4(i))	9	(8)	19	(11)
Other	18	(31)	38	(33)
Ending	14,208	13,608	14,208	13,608
TELUS Corporation notes | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	12,094	11,638	11,561	11,367
Issued or received	975		1,725	990
Redemptions, repayments or payments			(250)	(700)
Foreign exchange movement (Note 4(i))	43	(35)	81	(43)
Other	(22)	2	(27)	(9)
Ending	13,090	11,605	13,090	11,605
TELUS Corporation commercial paper | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	843	1,122	1,140	613
Issued or received	304	1,543	1,618	3,071
Redemptions, repayments or payments	(1,154)	(1,614)	(2,798)	(2,630)
Foreign exchange movement (Note 4(i))	10	(19)	43	(22)
Ending	3	1,032	3	1,032
TELUS Communications Inc. debentures | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	620	619	620	619
Ending	620	619	620	619
TELUS International (Cda) Inc. credit facility | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	433	298	339	332
Issued or received			97
Redemptions, repayments or payments	(11)	(4)	(22)	(35)
Foreign exchange movement (Note 4(i))	9	(8)	19	(11)
Other	1	2	(1)	2
Ending	432	288	432	288
Derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt - liability | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	59	38	93	20
Issued or received	1,154	1,614	2,798	2,630
Redemptions, repayments or payments	(1,136)	(1,607)	(2,770)	(2,625)
Foreign exchange movement (Note 4(i))	(53)	54	(124)	65
Other	39	(35)	66	(26)
Ending	63	64	63	64
To eliminate effect of gross settlement of derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Issued or received	(1,154)	(1,614)	(2,798)	(2,630)
Redemptions, repayments or payments	$ 1,154	$ 1,614	$ 2,798	$ 2,630